UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10609

SMID-Cap Portfolio Formally known as Small-Cap Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Small-Cap Portfolio (1)                                                                                                               as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.4%

Security	Shares	Value
Air Freight & Logistics — 1.6%
Forward Air Corp.	13,700	$396,341
		$396,341
Airlines — 1.8%
SkyWest, Inc.	18,000	$459,180
		$459,180
Automobiles — 0.9%
Winnebago Industries	6,800	$223,788
		$223,788
Building Products — 1.0%
Simpson Manufacturing Co., Inc.	7,900	$250,035
		$250,035
Capital Markets — 2.3%
Affiliated Managers Group, Inc. (2)	5,400	$567,702
		$567,702
Commercial Banks — 7.6%
Capital City Bank Group, Inc.	13,500	$476,550
PrivateBancorp, Inc.	9,000	374,670
Seacoast Banking Corp. of Florida	19,000	471,200
UCBH Holdings, Inc.	20,000	351,200
Westamerica Bancorporation	4,500	227,835
		$1,901,455
Commercial Services & Supplies — 8.0%
ABM Industries, Inc.	14,500	$329,295
Adesa, Inc.	14,100	391,275
Advisory Board Co., (The) (2)	5,500	294,470
Brady Corp., Class A	9,300	346,704
FTI Consulting, Inc. (2)	11,000	306,790
McGrath Rentcorp	10,500	321,615
		$1,990,149
Containers & Packaging — 1.9%
AptarGroup, Inc.	8,000	$472,320
		$472,320
Diversified Consumer Services — 3.0%
Bright Horizons Family Solutions, Inc. (2)	7,500	$289,950
Matthews International Corp., Class A	11,700	460,395
		$750,345

Diversified Financial Services — 2.4%
Financial Federal Corp.	20,000	$588,200
		$588,200
Electric Utilities — 1.0%
ALLETE, Inc.	5,133	$238,890
		$238,890
Electrical Equipment — 2.7%
Genlyte Group, Inc. (The) (2)	8,600	$671,746
		$671,746
Electronic Equipment & Instruments — 3.7%
National Instruments Corp.	14,000	$381,360
Scansource, Inc. (2)	18,000	547,200
		$928,560
Energy Equipment & Services — 1.8%
Hydril Co. (2)	6,000	$451,140
		$451,140
Food & Staples Retailing — 2.1%
Casey’s General Stores, Inc.	12,000	$282,600
Ruddick Corp.	8,400	233,100
		$515,700
Food Products — 1.0%
Tootsie Roll Industries, Inc.	7,700	$251,790
		$251,790
Gas Utilities — 1.7%
Energen Corp.	4,200	$197,148
Piedmont Natural Gas Co., Inc.	8,600	230,050
		$427,198
Health Care Equipment & Supplies — 6.5%
ICU Medical, Inc. (2)	11,300	$459,684
Mentor Corp.	7,500	366,525
Meridian Bioscience, Inc.	15,500	380,215
Young Innovations, Inc.	12,500	416,250
		$1,622,674
Health Care Providers & Services — 7.4%
CorVel Corp. (2)	4,950	$235,471
inVentiv Health, Inc. (2)	8,000	282,800
Landauer, Inc.	11,000	577,170
Owens & Minor, Inc.	13,000	406,510
PSS World Medical, Inc. (2)	17,500	341,775
		$1,843,726

Hotels, Restaurants & Leisure — 6.5%
Ambassadors Group, Inc.	11,000	$333,850
Applebee’s International, Inc.	10,500	259,035
IHOP Corp.	5,000	263,500
International Speedway Corp., Class A	6,700	341,968
Sonic Corp. (2)	18,000	431,100
		$1,629,453
Industrial Conglomerates — 1.0%
Raven Industries, Inc.	9,000	$241,200
		$241,200
Insurance — 5.6%
Alfa Corp.	15,500	$291,555
Midland Co.	9,000	377,550
RLI Corp.	13,000	733,460
		$1,402,565
Media — 2.0%
Harte-Hanks, Inc.	17,900	$496,009
		$496,009
Oil, Gas & Consumable Fuels — 2.1%
Berry Petroleum Co.	10,000	$310,100
Holly Corp.	4,400	226,160
		$536,260
Real Estate Investment Trusts (REITs) — 1.4%
Universal Health Realty Income Trust	9,100	$354,718
		$354,718
Semiconductors & Semiconductor Equipment — 1.0%
Varian Semiconductor Equipment Associates, Inc. (2)	5,750	$261,740
		$261,740
Software — 11.1%
ANSYS, Inc. (2)	13,500	$587,115
FactSet Research Systems, Inc.	14,000	790,720
Fair Isaac Corp.	5,800	235,770
Jack Henry & Associates, Inc.	20,200	432,280
Kronos, Inc. (2)	11,200	411,488
Manhattan Associates, Inc. (2)	10,000	300,800
		$2,758,173
Specialty Retail — 3.3%
Aaron Rents, Inc.	22,000	$633,160
Sally Beauty Holdings, Inc. (2)	25,500	198,900
		$832,060

Total Common Stocks (identified cost $16,383,081)	$23,063,117
Total Investments — 92.4% (identified cost $16,383,081)	$23,063,117
Other Assets, Less Liabilities — 7.6%	$1,893,831
Net Assets — 100.0%	$24,956,948

(1)	Effective January 1, 2007, Small-Cap Portfolio will change its name to SMID-Cap Portfolio.
(2)	Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,566,433
Gross unrealized appreciation	$6,560,825
Gross unrealized depreciation	(64,141)
Net unrealized appreciation	$6,496,684

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	February 26, 2007

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	February 26, 2007